Financial Instruments by Category - Summary of Estimated Carrying Amount and Fair Value of Liabilities Measured at Amortized Costs (Details) - Financial Liabilities at Amortized Cost - MXN ($)
$ in Thousands
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Debt to related parties and debt to third parties	$ 16,721,781	$ 19,355,177
Carrying Amount
Disclosure of financial liabilities [line items]
Debt to related parties and debt to third parties	0	4,790,168
Fair Value
Disclosure of financial liabilities [line items]
Debt to related parties and debt to third parties	$ 0	$ 4,798,894